UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2014

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 0.8%
Spirit AeroSystems Holdings, Inc., Class A(a)	196,400	$3,926,036

Air Freight & Logistics – 0.3%
UTI Worldwide, Inc.	107,600	1,580,644

Airlines – 1.0%
Delta Air Lines, Inc.(a)	301,000	5,159,140

Auto Components – 0.5%
Lear Corp.	47,700	2,756,106

Automobiles – 0.3%
Thor Industries, Inc.	38,500	1,427,965

Biotechnology – 1.6%
Myriad Genetics, Inc.(a)	182,477	5,081,984
United Therapeutics Corp.(a)(b)	50,201	3,352,423

		8,434,407

Capital Markets – 1.0%
Eaton Vance Corp.	32,300	1,288,124
Federated Investors, Inc., Class B	176,700	4,057,032

		5,345,156

Chemicals – 2.8%
Albemarle Corp.	75,200	4,606,000
Axiall Corp.	83,607	4,385,187
Huntsman Corp.	79,600	1,501,256
Rockwood Holdings, Inc.	56,927	3,693,993

		14,186,436

Commercial Banks – 5.5%
Associated Banc-Corp.	364,700	5,204,269
FirstMerit Corp.	180,300	3,088,539
Fulton Financial Corp.	328,400	3,632,104
Hancock Holding Co.	87,600	2,388,852
Huntington Bancshares, Inc.	338,000	2,423,460
Synovus Financial Corp.	686,800	1,847,492
TCF Financial Corp.	329,300	4,791,315
Webster Financial Corp.	86,900	2,030,853
Zions Bancorporation	123,600	3,043,032

		28,449,916

Commercial Services & Supplies – 0.6%
ACCO Brands Corp.(a)(b)	475,800	3,211,650

Communications Equipment – 0.2%
Polycom, Inc.(a)(b)	114,000	1,197,000

Computers & Peripherals – 1.1%
Diebold, Inc.	96,000	2,811,840
NCR Corp.(a)	99,625	2,716,774

		5,528,614

Construction & Engineering – 1.2%
Jacobs Engineering Group, Inc.(a)	49,400	2,493,712
KBR, Inc.	114,800	3,453,184

		5,946,896

Construction Materials – 0.4%
Martin Marietta Materials, Inc.	20,300	2,050,097

Consumer Finance – 0.5%
Discover Financial Services	53,100	2,322,594

Containers & Packaging – 2.3%
Owens-Illinois, Inc.(a)	160,200	4,210,056
Rock-Tenn Co., Class A	76,000	7,610,640

		11,820,696

Diversified Consumer Services – 0.4%
Regis Corp.	105,011	1,968,956

Diversified Financial Services – 0.6%
Leucadia National Corp.	102,204	3,157,082

Electric Utilities – 4.0%
Hawaiian Electric Industries, Inc.	67,800	1,918,740
NV Energy, Inc.	311,700	6,742,071
PNM Resources, Inc.	193,200	4,638,732
Westar Energy, Inc.	202,400	7,075,904

		20,375,447

Electrical Equipment – 0.5%
AMETEK, Inc.	66,150	2,692,966

Electronic Equipment, Instruments & Components – 1.2%
Arrow Electronics, Inc.(a)	82,000	3,216,860
Ingram Micro, Inc., Class A(a)	156,681	2,790,489

		6,007,349

Energy Equipment & Services – 3.7%
McDermott International, Inc.(a)(b)	278,100	2,970,108
Oil States International, Inc.(a)(b)	70,200	6,273,072
Patterson-UTI Energy, Inc.	185,700	3,916,413
Superior Energy Services, Inc.(a)	222,200	6,130,498

		19,290,091

Food Products – 3.5%
Flowers Foods, Inc.	103,500	3,409,290
Ingredion, Inc.	38,700	2,786,787
The J.M. Smucker Co.	23,200	2,394,936
Pinnacle Foods, Inc.(a)	82,500	1,969,275
Smithfield Foods, Inc.(a)	165,800	4,244,480

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Products (concluded)
Tyson Foods, Inc., Class A	137,900	$3,396,477

		18,201,245

Gas Utilities – 1.3%
UGI Corp.	158,900	6,511,722

Health Care Equipment & Supplies – 3.1%
Alere, Inc.(a)	241,854	6,210,810
CareFusion Corp.(a)	236,845	7,920,097
Teleflex, Inc.	23,783	1,858,166

		15,989,073

Health Care Providers & Services – 4.9%
Omnicare, Inc.	235,270	10,297,768
Owens & Minor, Inc.	207,612	6,761,923
Tenet Healthcare Corp.(a)	185,890	8,431,970

		25,491,661

Hotels, Restaurants & Leisure – 1.1%
Brinker International, Inc.	39,034	1,518,423
Wyndham Worldwide Corp.	65,800	3,953,264

		5,471,687

Household Durables – 1.9%
Jarden Corp.(a)	60,975	2,744,485
Lennar Corp., Class A	55,270	2,278,229
NVR, Inc.(a)	2,949	3,037,470
Taylor Morrison Home Corp.(a)	68,307	1,760,955

		9,821,139

Household Products – 1.2%
The Clorox Co.	18,700	1,612,875
Energizer Holdings, Inc.	47,900	4,626,661

		6,239,536

Insurance – 7.9%
Alleghany Corp.(a)	8,132	3,201,894
American Financial Group, Inc.	46,300	2,234,901
Arthur J Gallagher & Co.	103,900	4,410,555
Everest Re Group Ltd.	33,500	4,522,165
Fidelity National Financial, Inc., Class A	113,700	3,052,845
HCC Insurance Holdings, Inc.	61,500	2,619,900
Kemper Corp.	98,400	3,135,024
Old Republic International Corp.	380,700	5,139,450
Protective Life Corp.	180,535	6,871,162
W.R. Berkley Corp.	134,300	5,831,306

		41,019,202

IT Services – 0.5%
Amdocs Ltd.	69,700	2,488,290

Leisure Equipment & Products – 0.9%
Mattel, Inc.	104,500	4,771,470

Machinery – 4.4%
AGCO Corp.	36,100	1,922,325
Crane Co.	31,976	1,721,268
Dover Corp.	64,800	4,469,904
Kennametal, Inc.	44,100	1,763,559
Parker Hannifin Corp.	53,600	4,747,352
SPX Corp.	57,500	4,284,325
Timken Co.	70,900	3,727,213

		22,635,946

Metals & Mining – 1.5%
Carpenter Technology Corp.	50,800	2,283,968
Cliffs Natural Resources, Inc.	40,900	872,806
Steel Dynamics, Inc.	313,900	4,721,056

		7,877,830

Multi-Utilities – 1.6%
MDU Resources Group, Inc.	85,000	2,120,750
OGE Energy Corp.	47,900	3,469,397
TECO Energy, Inc.	135,300	2,588,289

		8,178,436

Oil, Gas & Consumable Fuels – 5.0%
Africa Oil Corp.(a)	502,727	3,058,927
Arch Coal, Inc.	225,500	1,093,675
Bill Barrett Corp.(a)(b)	191,800	3,809,148
Oasis Petroleum, Inc.(a)(b)	163,356	5,591,676
SM Energy Co.	114,700	6,996,700
Whiting Petroleum Corp.(a)	122,700	5,460,150

		26,010,276

Paper & Forest Products – 0.5%
MeadWestvaco Corp.	70,800	2,441,184

Pharmaceuticals – 3.1%
Endo Health Solutions, Inc.(a)	240,700	8,819,248
Hospira, Inc.(a)(b)	221,279	7,328,760

		16,148,008

Professional Services – 0.4%
FTI Consulting, Inc.(a)(b)	13,457	445,696
Manpower, Inc.	34,300	1,823,388

		2,269,084

Real Estate Investment Trusts (REITs) – 5.2%
American Campus Communities, Inc.	156,523	6,987,187
BioMed Realty Trust, Inc.	142,832	3,215,148
CommonWealth REIT(b)	181,348	4,049,501
Corporate Office Properties Trust(b)	131,018	3,798,212
DuPont Fabros Technology, Inc.(b)	266,334	6,695,637
Omega Healthcare Investors, Inc.(b)	67,967	2,234,075

		26,979,760

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2013

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Management & Development – 1.3%
Forest City Enterprises, Inc., Class A(a)	366,541	$6,843,320

Road & Rail – 0.8%
Con-way, Inc.	122,700	4,147,260

Semiconductors & Semiconductor Equipment – 2.4%
Fairchild Semiconductor International, Inc.(a)	197,400	2,546,460
Microchip Technology, Inc.	86,800	3,161,256
ON Semiconductor Corp.(a)	446,200	3,507,132
RF Micro Devices, Inc.(a)(b)	608,100	3,411,441

		12,626,289

Software – 4.5%
Check Point Software Technologies Ltd.(a)	80,900	3,771,558
Compuware Corp.(a)	227,300	2,727,600
Electronic Arts, Inc.(a)	199,100	3,506,151
Informatica Corp.(a)	81,900	2,696,967
PTC, Inc.(a)	174,600	4,192,146
Synopsys, Inc.(a)	86,300	3,069,691
TIBCO Software, Inc.(a)	171,400	3,326,874

		23,290,987

Specialty Retail – 4.9%
Abercrombie & Fitch Co., Class A	51,227	2,538,810
American Eagle Outfitters, Inc.	117,263	2,280,765
Ascena Retail Group, Inc.(a)	99,900	1,848,150
Aéropostale, Inc.(a)(b)	203,900	2,989,174
Chico’s FAS, Inc.	135,500	2,475,585
Dick’s Sporting Goods, Inc.	71,100	3,419,910
Foot Locker, Inc.	61,057	2,129,058
OfficeMax, Inc.	146,610	1,687,481
Signet Jewelers Ltd.(b)	33,841	2,325,892
Staples, Inc.	271,500	3,594,660

		25,289,485

Textiles, Apparel & Luxury Goods – 2.3%
Hanesbrands, Inc.(a)	94,200	4,725,072
PVH Corp.	39,300	4,535,613
Wolverine World Wide, Inc.	50,300	2,402,831

		11,663,516

Thrifts & Mortgage Finance – 2.4%
First Niagara Financial Group, Inc.	643,600	6,120,636
New York Community Bancorp, Inc.	374,400	5,073,120
Washington Federal, Inc.	61,300	1,052,521

		12,246,277

Total Long-Term Investments (Cost – $391,991,271) – 97.1%		501,487,927

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class,
0.12%(c)(d)	14,702,779	14,702,779

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series,
0.22%(c)(d)(e)	$50,270	50,269,662

Total Short-Term Securities (Cost – $64,972,441) – 12.6%		64,972,441

Total Investments (Cost - $456,963,712*) – 109.7%		566,460,368
Liabilities in Excess of Other Assets – (9.7)%		(50,087,669)

Net Assets – 100.0%		$516,372,699

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$460,625,331

Gross unrealized appreciation	$117,855,765
Gross unrealized depreciation	(12,020,728)

Net unrealized appreciation	$105,835,037

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2013	Net Activity	Shares/Beneficial Interest Held at April 30, 2013	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	11,116,978	3,585,801	14,702,779	$2,308
BlackRock Liquidity Series, LLC Money Market Series	$43,639,391	$6,630,271	$50,269,662	$28,702

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$501,487,927	–	–	$501,487,927
Short-Term Securities	14,702,779	$50,269,662	–	64,972,441

Total	$516,190,706	$50,269,662	–	$566,460,368

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$970	–	–	$970
Liabilities:
Collateral on securities loaned at value	–	$(50,269,662)	–	(50,269,662)

Total	$970	$(50,269,662)	–	$(50,268,692)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

Date: June 24, 2013